Investment in Shares and Warrants - Schedule of Fair Value of Investment in Warrants (Details) - Level 3 [Member]	Jun. 30, 2026
Number of warrants [Member]
Schedule of Fair Value of Investment in Warrants [Line Items]
Fair value of investment	228,571
Share price [Member]
Schedule of Fair Value of Investment in Warrants [Line Items]
Fair value of investment	5.7
Volatility [Member]
Schedule of Fair Value of Investment in Warrants [Line Items]
Fair value of investment	31.17
Interest rate [Member]
Schedule of Fair Value of Investment in Warrants [Line Items]
Fair value of investment	4.19
Term (years) [Member]
Schedule of Fair Value of Investment in Warrants [Line Items]
Fair value of investment	4.68
Fair value [Member]
Schedule of Fair Value of Investment in Warrants [Line Items]
Fair value of investment	835